STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.6%
Aptiv PLC	13,911	[a]	965,284
BorgWarner, Inc.	9,895		349,392
Ford Motor Co.	202,255		2,188,399
General Motors Co.	59,101		2,619,356
Tesla, Inc.	142,390	[a]	33,044,447
			39,166,878
Banks - 3.3%
Bank of America Corp.	349,435		14,085,725
Citigroup, Inc.	97,542		6,328,525
Citizens Financial Group, Inc.	22,272		950,346
Fifth Third Bancorp	33,744		1,428,721
Huntington Bancshares, Inc.	71,675		1,071,541
JPMorgan Chase & Co.	148,176		31,531,853
KeyCorp	50,166		809,178
M&T Bank Corp.	8,724		1,502,011
Regions Financial Corp.	46,362		1,037,118
The PNC Financial Services Group, Inc.	20,099		3,639,929
Truist Financial Corp.	68,314		3,052,953
U.S. Bancorp	80,483		3,612,077
Wells Fargo & Co.	178,788		10,609,280
			79,659,257
Capital Goods - 5.6%
3M Co.	28,328		3,613,236
A.O. Smith Corp.	6,219		528,864
Allegion PLC	4,530		619,749
AMETEK, Inc.	11,894		2,063,371
Axon Enterprise, Inc.	3,689	[a]	1,106,737
Builders FirstSource, Inc.	6,275	[a]	1,050,247
Carrier Global Corp.	42,993		2,928,253
Caterpillar, Inc.	25,143		8,704,507
Cummins, Inc.	7,086		2,067,695
Deere & Co.	13,160		4,895,257
Dover Corp.	6,962		1,282,818
Eaton Corp. PLC	20,466		6,237,832
Emerson Electric Co.	29,302		3,431,557
Fastenal Co.	29,392		2,079,484
Fortive Corp.	17,909		1,286,762
GE Vernova, Inc.	13,929	[a]	2,482,705
Generac Holdings, Inc.	2,830	[a]	440,574
General Dynamics Corp.	11,637		3,476,088
General Electric Co.	56,215		9,567,793
Honeywell International, Inc.	33,456		6,850,116
Howmet Aerospace, Inc.	19,926		1,906,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 5.6% (continued)
Hubbell, Inc.	2,699		1,067,859
Huntington Ingalls Industries, Inc.	2,095		586,558
IDEX Corp.	4,151		865,400
Illinois Tool Works, Inc.	13,872		3,430,268
Ingersoll Rand, Inc.	20,436		2,051,774
Johnson Controls International PLC	34,098		2,439,371
L3Harris Technologies, Inc.	9,667		2,193,346
Lockheed Martin Corp.	10,988		5,954,617
Masco Corp.	10,918		849,966
Nordson Corp.	2,806		702,426
Northrop Grumman Corp.	7,155		3,465,310
Otis Worldwide Corp.	20,758		1,961,631
PACCAR, Inc.	26,810		2,645,075
Parker-Hannifin Corp.	6,649		3,731,153
Pentair PLC	8,021		704,805
Quanta Services, Inc.	7,550		2,003,619
Rockwell Automation, Inc.	5,883		1,639,298
RTX Corp.	68,005		7,989,907
Snap-on, Inc.	2,778		797,369
Stanley Black & Decker, Inc.	7,951		839,785
Textron, Inc.	9,857		915,715
The Boeing Company	29,792	[a]	5,678,355
Trane Technologies PLC	11,663		3,898,708
TransDigm Group, Inc.	2,904		3,758,415
United Rentals, Inc.	3,362		2,545,370
W.W. Grainger, Inc.	2,288		2,234,941
Westinghouse Air Brake Technologies Corp.	8,929		1,438,908
Xylem, Inc.	12,147		1,621,625
			134,632,137
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	21,055		5,529,464
Broadridge Financial Solutions, Inc.	6,176		1,321,664
Cintas Corp.	4,361		3,331,542
Copart, Inc.	44,736	[a]	2,341,035
Dayforce, Inc.	7,987	[a,b]	473,469
Equifax, Inc.	6,299		1,759,752
Jacobs Solutions, Inc.	6,214		909,419
Leidos Holdings, Inc.	6,806		982,786
Paychex, Inc.	16,469		2,108,361
Paycom Software, Inc.	2,085		347,757
Republic Services, Inc.	10,339		2,009,074
Rollins, Inc.	15,031		720,135
Veralto Corp.	11,432		1,218,194
Verisk Analytics, Inc.	7,378		1,931,192

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - 1.2% (continued)
Waste Management, Inc.	18,711		3,791,971
			28,775,815
Consumer Discretionary Distribution & Retail - 5.8%
Amazon.com, Inc.	468,893	[a]	87,673,613
AutoZone, Inc.	882	[a]	2,763,915
Bath & Body Works, Inc.	12,548		461,139
Best Buy Co., Inc.	10,375		897,645
CarMax, Inc.	8,190	[a]	691,564
eBay, Inc.	25,628		1,425,173
Etsy, Inc.	6,277	[a]	408,884
Genuine Parts Co.	7,289		1,072,285
LKQ Corp.	13,789		572,244
Lowe's Cos., Inc.	29,166		7,160,545
O'Reilly Automotive, Inc.	2,989	[a]	3,366,630
Pool Corp.	1,829		684,119
Ross Stores, Inc.	17,366		2,487,332
The Home Depot, Inc.	50,809		18,705,841
The TJX Companies, Inc.	58,413		6,601,837
Tractor Supply Co.	5,457		1,436,937
Ulta Beauty, Inc.	2,483	[a]	906,022
			137,315,725
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	15,408		2,772,361
Deckers Outdoor Corp.	1,357	[a]	1,252,009
Garmin Ltd.	7,916		1,355,615
Hasbro, Inc.	6,846		441,293
Lennar Corp., Cl. A	12,701		2,247,188
Lululemon Athletica, Inc.	5,730	[a]	1,482,122
Mohawk Industries, Inc.	2,527	[a]	407,024
NIKE, Inc., Cl. B	61,645		4,614,745
NVR, Inc.	164	[a]	1,411,627
PulteGroup, Inc.	10,308		1,360,656
Ralph Lauren Corp.	1,965		345,034
Tapestry, Inc.	12,280		492,305
			18,181,979
Consumer Services - 1.8%
Airbnb, Inc., Cl. A	22,594	[a]	3,153,219
Booking Holdings, Inc.	1,748		6,493,838
Caesars Entertainment, Inc.	11,719	[a]	468,174
Carnival Corp.	51,973	[a]	865,870
Chipotle Mexican Grill, Inc.	70,050	[a]	3,805,116
Darden Restaurants, Inc.	6,028		881,836
Domino's Pizza, Inc.	1,751		750,654
Expedia Group, Inc.	6,648	[a]	848,750
Hilton Worldwide Holdings, Inc.	12,776		2,742,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 1.8% (continued)
Las Vegas Sands Corp.	18,199		721,954
Marriott International, Inc., Cl. A	12,355		2,808,292
McDonald's Corp.	36,898		9,792,729
MGM Resorts International	12,893	[a]	554,012
Norwegian Cruise Line Holdings Ltd.	25,359	[a,b]	467,366
Royal Caribbean Cruises Ltd.	12,036		1,886,282
Starbucks Corp.	58,030		4,523,439
Wynn Resorts Ltd.	4,912		406,812
Yum! Brands, Inc.	14,320		1,902,126
			43,073,093
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	22,743		18,694,746
Dollar General Corp.	10,864		1,307,917
Dollar Tree, Inc.	10,637	[a]	1,109,865
Sysco Corp.	25,652		1,966,226
Target Corp.	23,454		3,527,716
The Kroger Company	34,023		1,854,254
Walgreens Boots Alliance, Inc.	37,076		440,092
Walmart, Inc.	218,353		14,987,750
			43,888,566
Energy - 3.7%
APA Corp.	18,067		563,510
Baker Hughes Co.	51,024		1,975,649
Chevron Corp.	88,090		14,135,802
ConocoPhillips	60,383		6,714,590
Coterra Energy, Inc.	37,680		972,144
Devon Energy Corp.	31,791		1,495,131
Diamondback Energy, Inc.	9,057		1,832,322
EOG Resources, Inc.	29,040		3,682,272
EQT Corp.	27,032		932,874
Exxon Mobil Corp.	230,027		27,278,902
Halliburton Co.	45,984		1,594,725
Hess Corp.	14,133		2,168,285
Kinder Morgan, Inc.	99,203		2,096,159
Marathon Oil Corp.	28,104		788,317
Marathon Petroleum Corp.	18,188		3,219,640
Occidental Petroleum Corp.	33,393		2,030,962
ONEOK, Inc.	29,696		2,474,568
Phillips 66	21,525		3,131,457
Schlumberger NV	72,428		3,497,548
Targa Resources Corp.	11,593		1,568,301
The Williams Companies, Inc.	62,666		2,690,878
Valero Energy Corp.	16,907		2,734,200
			87,578,236

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Equity Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.	7,815	[c]	916,621
American Tower Corp.	23,859	[c]	5,258,524
AvalonBay Communities, Inc.	7,184	[c]	1,472,145
BXP, Inc.	7,336	[c]	523,130
Camden Property Trust	5,736	[c]	635,262
Crown Castle, Inc.	22,207	[c]	2,444,547
Digital Realty Trust, Inc.	16,412	[c]	2,453,430
Equinix, Inc.	4,862	[c]	3,842,147
Equity Residential	18,066	[c]	1,257,936
Essex Property Trust, Inc.	3,194	[c]	889,082
Extra Space Storage, Inc.	10,738	[c]	1,714,000
Federal Realty Investment Trust	3,781	[c]	422,149
Healthpeak Properties, Inc.	37,069	[c]	808,846
Host Hotels & Resorts, Inc.	37,310	[c]	653,298
Invitation Homes, Inc.	29,990	[c]	1,057,747
Iron Mountain, Inc.	15,275	[c]	1,566,604
Kimco Realty Corp.	33,044	[c]	718,046
Mid-America Apartment Communities, Inc.	5,774	[c]	807,032
Prologis, Inc.	47,357	[c]	5,969,350
Public Storage	8,169	[c]	2,417,371
Realty Income Corp.	43,255	[c]	2,484,135
Regency Centers Corp.	8,736	[c]	588,282
SBA Communications Corp.	5,686	[c]	1,248,304
Simon Property Group, Inc.	16,739	[c]	2,568,432
UDR, Inc.	15,572	[c]	623,970
Ventas, Inc.	20,965	[c]	1,141,335
VICI Properties, Inc.	51,720	[c]	1,616,767
Welltower, Inc.	29,995	[c]	3,336,944
Weyerhaeuser Co.	38,315	[c]	1,216,884
			50,652,320
Financial Services - 7.5%
American Express Co.	29,310		7,416,602
Ameriprise Financial, Inc.	5,152		2,215,721
Berkshire Hathaway, Inc., Cl. B	92,779	[a]	40,683,592
BlackRock, Inc.	7,167		6,281,876
Blackstone, Inc.	36,243		5,151,942
Capital One Financial Corp.	19,597		2,966,986
Cboe Global Markets, Inc.	5,235		960,675
CME Group, Inc.	18,296		3,544,118
Corpay, Inc.	3,653	[a]	1,066,018
Discover Financial Services	12,525		1,803,475
FactSet Research Systems, Inc.	1,982		818,744
Fidelity National Information Services, Inc.	28,921		2,222,000
Fiserv, Inc.	30,258	[a]	4,949,301
Franklin Resources, Inc.	15,253		348,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Financial Services - 7.5% (continued)
Global Payments, Inc.	12,877		1,308,818
Intercontinental Exchange, Inc.	29,154		4,418,580
Invesco Ltd.	24,786		427,806
Jack Henry & Associates, Inc.	3,505		601,037
KKR & Co., Inc.	33,349		4,116,934
MarketAxess Holdings, Inc.	2,122		474,331
Mastercard, Inc., Cl. A	42,128		19,535,175
Moody's Corp.	8,121		3,707,074
Morgan Stanley	64,211		6,627,217
MSCI, Inc.	4,007		2,166,825
Nasdaq, Inc.	19,914		1,347,780
Northern Trust Corp.	10,279		911,233
PayPal Holdings, Inc.	53,363	[a]	3,510,218
Raymond James Financial, Inc.	9,543		1,106,988
S&P Global, Inc.	16,468		7,982,534
State Street Corp.	15,147		1,287,041
Synchrony Financial	20,423		1,037,284
T. Rowe Price Group, Inc.	11,175		1,276,297
The Bank of New York Mellon Corp.	38,138		2,481,640
The Charles Schwab Corp.	76,277		4,972,498
The Goldman Sachs Group, Inc.	16,558		8,428,519
Visa, Inc., Cl. A	80,803	[b]	21,466,933
			179,622,648
Food, Beverage & Tobacco - 2.6%
Altria Group, Inc.	88,439		4,334,395
Archer-Daniels-Midland Co.	25,603		1,587,642
Brown-Forman Corp., Cl. B	9,359	[b]	422,652
Bunge Global SA	7,099		747,028
Campbell Soup Co.	10,221		478,956
Conagra Brands, Inc.	23,476		711,792
Constellation Brands, Inc., Cl. A	8,227		2,016,931
General Mills, Inc.	29,602		1,987,478
Hormel Foods Corp.	13,387		429,857
Kellanova	13,905		808,576
Keurig Dr. Pepper, Inc.	52,795		1,809,813
Lamb Weston Holdings, Inc.	7,500		450,150
McCormick & Co., Inc.	13,447		1,035,553
Molson Coors Beverage Co., Cl. B	9,652		510,108
Mondelez International, Inc., Cl. A	68,940		4,712,049
Monster Beverage Corp.	36,354	[a]	1,870,413
PepsiCo, Inc.	70,445		12,163,738
Philip Morris International, Inc.	79,570		9,163,281
The Coca-Cola Company	198,306		13,234,942
The Hershey Company	7,582		1,497,293
The J.M. Smucker Company	5,515		650,494

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 2.6% (continued)
The Kraft Heinz Company	39,856		1,403,330
Tyson Foods, Inc., Cl. A	14,078		857,350
			62,883,821
Health Care Equipment & Services - 4.9%
Abbott Laboratories	88,980		9,426,541
Align Technology, Inc.	3,436	[a]	796,740
Baxter International, Inc.	25,608		917,279
Becton, Dickinson and Co.	14,711		3,546,234
Boston Scientific Corp.	75,087	[a]	5,547,428
Cardinal Health, Inc.	12,591		1,269,551
Cencora, Inc.	8,553		2,034,588
Centene Corp.	27,139	[a]	2,087,532
CVS Health Corp.	64,247		3,876,022
DaVita, Inc.	2,386	[a]	325,975
DexCom, Inc.	20,464	[a]	1,387,868
Edwards Lifesciences Corp.	30,421	[a]	1,918,044
Elevance Health, Inc.	11,911		6,337,009
GE HealthCare Technologies, Inc.	21,483		1,818,106
HCA Healthcare, Inc.	10,023		3,638,850
Henry Schein, Inc.	6,897	[a]	496,170
Hologic, Inc.	11,943	[a]	974,668
Humana, Inc.	6,240		2,256,446
IDEXX Laboratories, Inc.	4,237	[a]	2,017,320
Insulet Corp.	3,621	[a]	703,741
Intuitive Surgical, Inc.	18,222	[a]	8,101,683
Labcorp Holdings, Inc.	4,238		913,035
McKesson Corp.	6,595		4,069,247
Medtronic PLC	68,150		5,473,808
Molina Healthcare, Inc.	3,051	[a]	1,041,215
Quest Diagnostics, Inc.	5,826		829,040
ResMed, Inc.	7,455		1,589,779
Solventum Corp.	7,277	[a]	428,470
Steris PLC	5,154		1,230,569
Stryker Corp.	17,536		5,742,163
Teleflex, Inc.	2,513		555,172
The Cigna Group	14,566		5,078,727
The Cooper Companies, Inc.	10,220		953,833
UnitedHealth Group, Inc.	47,174		27,179,772
Universal Health Services, Inc., Cl. B	3,116		666,076
Zimmer Biomet Holdings, Inc.	10,877		1,211,154
			116,439,855
Household & Personal Products - 1.3%
Church & Dwight Co., Inc.	12,494		1,224,537
Colgate-Palmolive Co.	41,882		4,154,276
Kenvue, Inc.	97,295		1,798,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Household & Personal Products - 1.3% (continued)
Kimberly-Clark Corp.	17,427		2,353,516
The Clorox Company	6,514		859,392
The Estee Lauder Companies, Inc., Cl. A	11,892		1,184,562
The Procter & Gamble Company	120,602		19,387,978
			30,963,246
Insurance - 2.1%
Aflac, Inc.	26,319		2,510,306
American International Group, Inc.	34,956		2,769,564
Aon PLC, Cl. A	10,879		3,573,860
Arch Capital Group Ltd.	19,138	[a]	1,833,038
Arthur J. Gallagher & Co.	11,099		3,146,456
Assurant, Inc.	2,657		464,630
Brown & Brown, Inc.	11,722		1,165,518
Chubb Ltd.	20,970		5,780,590
Cincinnati Financial Corp.	8,074		1,054,626
Everest Group Ltd.	2,305		905,565
Globe Life, Inc.	4,364		404,717
Loews Corp.	9,390		750,731
Marsh & McLennan Cos., Inc.	25,217		5,612,548
MetLife, Inc.	30,826		2,368,978
Principal Financial Group, Inc.	10,837		883,324
Prudential Financial, Inc.	18,407		2,306,765
The Allstate Corp.	13,334		2,281,714
The Hartford Financial Services Group, Inc.	14,929		1,655,925
The Progressive Corp.	29,999		6,423,386
The Travelers Companies, Inc.	11,691		2,530,400
W.R. Berkley Corp.	15,165		836,046
Willis Towers Watson PLC	5,168		1,458,823
			50,717,510
Materials - 2.2%
Air Products & Chemicals, Inc.	11,555		3,048,787
Albemarle Corp.	6,030	[b]	564,830
Amcor PLC	77,497		816,043
Avery Dennison Corp.	4,201		910,903
Ball Corp.	16,451		1,050,067
Celanese Corp.	5,190		732,569
CF Industries Holdings, Inc.	9,503		725,934
Corteva, Inc.	35,651		2,000,021
Dow, Inc.	36,193		1,971,433
DuPont de Nemours, Inc.	21,484		1,798,211
Eastman Chemical Co.	6,015		621,530
Ecolab, Inc.	13,077		3,016,733
FMC Corp.	6,644		387,744
Freeport-McMoRan, Inc.	74,206		3,369,694
International Flavors & Fragrances, Inc.	13,238		1,316,916

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.2% (continued)
International Paper Co.	18,629		865,876
Linde PLC	24,693		11,198,276
LyondellBasell Industries NV, Cl. A	12,732		1,266,325
Martin Marietta Materials, Inc.	3,098		1,838,198
Newmont Corp.	58,700		2,880,409
Nucor Corp.	12,054		1,964,079
Packaging Corp. of America	4,602		919,802
PPG Industries, Inc.	11,795		1,497,729
Smurfit WestRock PLC	24,025		1,077,281
Steel Dynamics, Inc.	7,688		1,024,195
The Mosaic Company	15,131		450,450
The Sherwin-Williams Company	11,971		4,199,427
Vulcan Materials Co.	6,820		1,872,158
			53,385,620
Media & Entertainment - 7.9%
Alphabet, Inc., Cl. A	301,307		51,686,203
Alphabet, Inc., Cl. C	250,180		43,318,667
Charter Communications, Inc., Cl. A	5,040	[a,b]	1,913,789
Comcast Corp., Cl. A	200,804		8,287,181
Electronic Arts, Inc.	12,281		1,853,694
Fox Corp., Cl. A	12,444		473,370
Fox Corp., Cl. B	5,566		197,203
Live Nation Entertainment, Inc.	7,824	[a]	752,591
Match Group, Inc.	12,473	[a]	475,720
Meta Platforms, Inc., Cl. A	112,318		53,331,956
Netflix, Inc.	22,076	[a]	13,871,455
News Corporation, Cl. A	21,012		579,511
News Corporation, Cl. B	5,405		153,988
Omnicom Group, Inc.	10,344		1,014,126
Paramount Global, Cl. B	26,423	[b]	301,751
Take-Two Interactive Software, Inc.	8,025	[a]	1,208,003
The Interpublic Group of Companies, Inc.	18,444		593,343
The Walt Disney Company	93,320		8,743,151
Warner Bros Discovery, Inc.	107,405	[a]	929,053
			189,684,755
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
AbbVie, Inc.	90,491		16,769,792
Agilent Technologies, Inc.	14,881		2,104,173
Amgen, Inc.	27,421		9,116,660
Biogen, Inc.	7,391	[a]	1,575,761
Bio-Rad Laboratories, Inc., Cl. A	923	[a]	312,306
Bio-Techne Corp.	8,140		664,143
Bristol-Myers Squibb Co.	104,088		4,950,425
Catalent, Inc.	8,219	[a]	487,715
Charles River Laboratories International, Inc.	2,665	[a]	650,527

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.9% (continued)
Danaher Corp.	33,707		9,339,536
Eli Lilly & Co.	40,871		32,871,319
Gilead Sciences, Inc.	63,635		4,840,078
Incyte Corp.	9,782	[a]	636,515
IQVIA Holdings, Inc.	9,128	[a]	2,247,587
Johnson & Johnson	123,383		19,476,007
Merck & Co., Inc.	129,879		14,693,211
Mettler-Toledo International, Inc.	1,092	[a]	1,660,965
Moderna, Inc.	17,346	[a]	2,067,990
Pfizer, Inc.	289,402		8,838,337
Regeneron Pharmaceuticals, Inc.	5,415	[a]	5,843,814
Revvity, Inc.	6,359		798,754
Thermo Fisher Scientific, Inc.	19,679		12,069,918
Vertex Pharmaceuticals, Inc.	13,208	[a]	6,547,470
Viatris, Inc.	64,374		776,350
Waters Corp.	3,148	[a]	1,058,609
West Pharmaceutical Services, Inc.	3,658		1,119,970
Zoetis, Inc.	23,532		4,236,701
			165,754,633
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	15,604	[a]	1,758,727
CoStar Group, Inc.	21,122	[a]	1,647,938
			3,406,665
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc.	82,816	[a]	11,965,256
Analog Devices, Inc.	25,414		5,880,291
Applied Materials, Inc.	42,356		8,987,943
Broadcom, Inc.	223,480		35,908,766
Enphase Energy, Inc.	6,539	[a]	752,704
First Solar, Inc.	5,297	[a]	1,144,099
Intel Corp.	218,983		6,731,537
KLA Corp.	6,848		5,636,383
Lam Research Corp.	6,720		6,190,733
Microchip Technology, Inc.	27,689		2,458,229
Micron Technology, Inc.	57,058		6,266,110
Monolithic Power Systems, Inc.	2,518		2,173,261
NVIDIA Corp.	1,260,610		147,516,582
NXP Semiconductors NV	13,046		3,433,185
ON Semiconductor Corp.	22,736	[a]	1,779,092
Qorvo, Inc.	4,529	[a]	542,574
Qualcomm, Inc.	57,200		10,350,340
Skyworks Solutions, Inc.	8,262		938,728
Teradyne, Inc.	7,880		1,033,541
Texas Instruments, Inc.	46,605		9,498,565
			269,187,919

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 11.4%
Accenture PLC, Cl. A	32,136		10,624,804
Adobe, Inc.	23,167	[a]	12,780,076
Akamai Technologies, Inc.	8,088	[a]	794,889
Ansys, Inc.	4,542	[a]	1,424,507
Autodesk, Inc.	11,066	[a]	2,739,056
Cadence Design Systems, Inc.	13,895	[a]	3,719,136
Cognizant Technology Solutions Corp., Cl. A	25,479		1,928,251
CrowdStrike Holdings, Inc., Cl. A	11,760	[a]	2,727,850
EPAM Systems, Inc.	3,012	[a]	647,972
Fair Isaac Corp.	1,254	[a]	2,006,400
Fortinet, Inc.	32,347	[a]	1,877,420
Gartner, Inc.	4,105	[a]	2,057,385
Gen Digital, Inc.	27,406		712,282
GoDaddy, Inc., Cl. A	6,654	[a]	967,824
International Business Machines Corp.	47,315		9,091,104
Intuit, Inc.	14,348		9,288,178
Microsoft Corp.	380,683		159,258,733
Oracle Corp.	81,718		11,395,575
Palo Alto Networks, Inc.	16,493	[a]	5,355,772
PTC, Inc.	6,254	[a]	1,112,274
Roper Technologies, Inc.	5,475		2,982,506
Salesforce, Inc.	49,920		12,919,296
ServiceNow, Inc.	10,507	[a]	8,556,796
Synopsys, Inc.	7,817	[a]	4,364,387
Tyler Technologies, Inc.	2,219	[a]	1,260,636
Verisign, Inc.	4,273	[a]	799,094
			271,392,203
Technology Hardware & Equipment - 8.6%
Amphenol Corp., Cl. A	61,311		3,939,845
Apple, Inc.	738,673		164,044,500
Arista Networks, Inc.	12,839	[a]	4,449,355
CDW Corp.	6,987		1,523,935
Cisco Systems, Inc.	208,270		10,090,682
Corning, Inc.	38,589		1,543,946
F5, Inc.	3,172	[a]	645,946
Hewlett Packard Enterprise Co.	68,323		1,360,311
HP, Inc.	43,633		1,574,715
Jabil, Inc.	5,794		652,810
Juniper Networks, Inc.	17,085		643,934
Keysight Technologies, Inc.	8,871	[a]	1,238,125
Motorola Solutions, Inc.	8,553		3,411,963
NetApp, Inc.	10,388		1,319,068
Seagate Technology Holdings PLC	10,215		1,043,667
Super Micro Computer, Inc.	2,570	[a,b]	1,803,241
TE Connectivity Ltd.	15,912		2,455,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 8.6% (continued)
Teledyne Technologies, Inc.	2,471	[a]	1,042,416
Trimble, Inc.	12,488	[a]	681,096
Western Digital Corp.	16,900	[a]	1,133,145
Zebra Technologies Corp., Cl. A	2,661	[a]	934,517
			205,532,916
Telecommunication Services - .9%
AT&T, Inc.	366,468		7,054,509
T-Mobile US, Inc.	26,720		4,870,522
Verizon Communications, Inc.	215,487		8,731,533
			20,656,564
Transportation - 1.5%
American Airlines Group, Inc.	39,018	[a,b]	415,152
C.H. Robinson Worldwide, Inc.	6,376		567,783
CSX Corp.	100,118		3,514,142
Delta Air Lines, Inc.	31,970		1,375,349
Expeditors International of Washington, Inc.	7,221		901,325
FedEx Corp.	11,599		3,505,798
J.B. Hunt Transport Services, Inc.	4,220		730,693
Norfolk Southern Corp.	11,541		2,880,172
Old Dominion Freight Line, Inc.	9,026		1,897,085
Southwest Airlines Co.	30,471	[b]	820,889
Uber Technologies, Inc.	106,709	[a]	6,879,529
Union Pacific Corp.	31,254		7,711,299
United Airlines Holdings, Inc.	15,683	[a]	712,322
United Parcel Service, Inc., Cl. B	37,590		4,900,608
			36,812,146
Utilities - 2.4%
Alliant Energy Corp.	13,661		760,371
Ameren Corp.	13,627		1,080,212
American Electric Power Co., Inc.	26,850		2,634,522
American Water Works Co., Inc.	10,258		1,460,329
Atmos Energy Corp.	7,821	[b]	1,000,149
CenterPoint Energy, Inc.	31,619		877,427
CMS Energy Corp.	15,706		1,017,749
Consolidated Edison, Inc.	17,392		1,696,068
Constellation Energy Corp.	16,142		3,063,752
Dominion Energy, Inc.	42,703		2,282,902
DTE Energy Co.	10,918		1,315,947
Duke Energy Corp.	39,226		4,286,225
Edison International	19,515		1,561,395
Entergy Corp.	11,241		1,303,619
Evergy, Inc.	11,882		689,156
Eversource Energy	18,162		1,178,895
Exelon Corp.	50,493		1,878,340
FirstEnergy Corp.	26,127		1,094,983

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 2.4% (continued)
NextEra Energy, Inc.		105,159		8,033,096
NiSource, Inc.		21,090		659,063
NRG Energy, Inc.		11,402		857,088
PG&E Corp.		111,361		2,032,338
Pinnacle West Capital Corp.		5,773		494,111
PPL Corp.		38,418		1,141,783
Public Service Enterprise Group, Inc.		26,104		2,082,316
Sempra		32,203		2,578,172
The AES Corp.		38,055		676,998
The Southern Company		55,613		4,644,798
Vistra Corp.		16,935		1,341,591
WEC Energy Group, Inc.		15,962		1,373,690
Xcel Energy, Inc.		27,863		1,623,856
				56,720,941
Total Common Stocks (cost $417,330,951)				2,376,085,448
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,141,084)	5.44	12,141,084	[d]	12,141,084

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $235,125)	5.44	235,125	[d]	235,125
Total Investments (cost $429,707,160)		99.9%		2,388,461,657
Cash and Receivables (Net)		.1%		1,232,864
Net Assets		100.0%		2,389,694,521

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $17,528,776 and the value of the collateral was $17,711,593, consisting of cash collateral of $235,125 and U.S. Government & Agency securities valued at $17,476,468. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	51	9/20/2024	14,073,724	14,172,900	99,176
Gross Unrealized Appreciation				99,176

STATEMENT OF INVESTMENTS (Unaudited) (continued)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,376,085,448	-	-	2,376,085,448
Investment Companies	12,376,209	-	-	12,376,209
Other Financial Instruments:
Futures††	99,176	-	-	99,176

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2024, accumulated net unrealized appreciation on investments was $1,958,853,673, consisting of $1,979,946,355 gross unrealized appreciation and $21,092,682 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.